Unaudited Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)
Cash flows from operating activities:
Net (loss) income	¥ 48,076	$ 7,085	¥ (470,115)
Adjustments to reconcile net (loss) income to net cash generated from operating activities:
Depreciation expense	2,635	388	2,433
Non-cash operating lease expense	7,824	1,153	17,701
Loss on termination of operating lease			331
Allowance for (Reversal of) credit losses on financial assets	(4,153)	(611)	486,734
Share-based compensation expenses			15,823
(Gain) Loss on disposal of property, plant and equipment	127	19	(1,196)
Change in fair value of equity investments	24	4
Investment (income) loss	805	119	(5,025)
Net gain on disposal of subsidiaries			(9,543)
Loss on disposal of investment in an associate			4,330
Deferred taxes	(10,086)	(1,486)	(6,476)
Interest accrued for other receivables			(17,503)
Changes in operating assets and liabilities:
Accounts receivable	(6,267)	(924)	13,040
Contract assets	67,816	9,995	132,264
Other receivables	(6,288)	(927)	(113,270)
Other current assets	3,658	538	221,672
Other non-current assets	225	33	(187,284)
Accounts payable	(36,479)	(5,377)	(26,915)
Accrued commissions	(13,307)	(1,961)	(48,060)
Insurance premium payables			(278)
Other payables and accrued expenses	(45,836)	(6,756)	38,907
Accrued payroll	(6,157)	(907)	(6,248)
Income taxes payable	8,488	1,251	15,396
Lease liabilities	(7,344)	(1,082)	(17,935)
Tax liabilities			(37,298)
Net cash generated from operating activities	3,761	554	1,485
Cash flows from investing activities:
Purchase of short-term investments	(3,637)	(536)	(56,943)
Proceeds from disposal of short-term investments	7,682	1,132	93,318
Purchase of property, plant and equipment	(2,032)	(299)	(1,071)
Proceeds from disposal of property, plant and equipment	36	5	1,374
Cash paid out for loan receivables from third parties	(121,539)	(17,913)
Cash received for loan receivables from third parties	4,740	699
Payment for business acquisitions, net of cash acquired	(150,018)	(22,110)
Increase in amounts due from related parties	(961)	(141)	(10,414)
Decrease in amounts due from related parties	686	101
Disposal of subsidiaries, net of cash disposed			(131,068)
Consideration received in respect of subsidiaries disposed of in the prior year	38,240	5,636
Cash received from disposal of an equity investment			354
Cash acquired on non-cash acquisitions			39
Net cash used in investing activities	(226,803)	(33,426)	(104,411)
Cash flows from financing activities:
Proceeds of issuance of ordinary shares	234,688	34,589	7,299
Repayment of bank and other borrowings	(59)	(9)	(52,926)
Payments of deferred offering costs	(1,205)	(178)
Net cash (used in) generated from financing activities	233,424	34,402	(45,627)
Net (decrease) increase in cash and cash equivalents, and restricted cash	10,382	1,530	(148,553)
Cash and cash equivalents and restricted cash at beginning of the period	50,256	7,407	245,744	¥ 245,744
Effect of exchange rate changes on cash and cash equivalents	(7,856)	(1,158)	(552)
Cash and cash equivalents and restricted cash at the end of the period	52,782	7,779	96,639	¥ 50,256
Reconciliation in amounts on the consolidated balance sheets:
Cash and cash equivalents at the end of the period	33,326	4,912	77,292
Restricted cash at the end of the period	19,456	2,867	19,347
Total of cash and cash equivalents and restricted cash at the end of the period	52,782	7,779	96,639
Supplemental disclosure of cash flow information:
Income taxes paid	(9,609)	(1,416)	(10,264)
Interests paid	(440)	(65)
Supplemental disclosure of non-cash information:
Right-of-use assets obtained in exchange for lease liabilities	418	62	14,988
Assets acquired through the issuance of ordinary shares	¥ 715,713	$ 105,483